Schedule of Investments PIMCO Income Strategy Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 46.5%
AP Core Holdings LLC 10.340% (LIBOR01M + 5.500%) due 09/01/2027 ~		$8,060	$7,863
Arches Buyer, Inc. 8.157% due 12/06/2027		474	448
AVSC Holding Corp. TBD% due 03/03/2025		6,950	6,704
Caesars Entertainment Corp. 8.157% due 02/06/2030		300	299
Carnival Corp. 6.655% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	3,169	3,393
Diamond Sports Group LLC 12.775% (LIBOR03M + 8.150%) due 05/25/2026 ~		$9,349	8,823
DirecTV Financing LLC 9.840% (LIBOR01M + 5.000%) due 08/02/2027 ~		4,715	4,548
Encina Private Credit LLC TBD% - 9.155% (LIBOR03M + 4.470%) due 11/30/2025 «~µ		3,945	3,821
Envision Healthcare Corp.
12.701% due 04/29/2027		4,062	4,021
16.326% due 04/28/2028		9,773	7,273
Forbes Energy Services LLC TBD% due 06/30/2023 «		195	0
Gateway Casinos & Entertainment Ltd.
12.803% due 10/15/2027		3,395	3,365
13.073% due 10/18/2027	CAD	1,935	1,419
Intelsat Jackson Holdings SA 9.082% due 02/01/2029		$2,094	2,076
Intrado Corp. 8.676% due 01/31/2030		500	494
Ivanti Software, Inc. 9.212% (LIBOR03M + 4.250%) due 12/01/2027 ~		5,833	4,811
Lealand Finance Co. BV 7.840% (LIBOR01M + 3.000%) due 06/28/2024 ~		40	30
Lealand Finance Co. BV (5.840% Cash and 3.000% PIK) 8.840% (LIBOR01M + 1.000%) due 06/30/2025 ~(b)		190	128
Market Bidco Ltd. 9.427% due 11/04/2027	GBP	3,778	4,134
MPH Acquisition Holdings LLC 9.203% (LIBOR03M + 4.250%) due 09/01/2028 ~		$3,448	2,963
Obol France 3 SAS 7.323% (EUR001M + 4.750%) due 12/31/2025 ~	EUR	3,100	3,065
Oi SA 1.750% (LIBOR03M + 1.750%) due 02/26/2035 ~		$2,162	170
Poseidon Bidco SASU 8.265% (EUR003M + 5.250%) due 07/14/2028 «~	EUR	3,500	3,682
Profrac Services LLC TBD% - 12.420% due 03/04/2025		$3,809	3,790
Promotora de Informaciones SA 7.555% (EUR003M + 5.250%) due 12/31/2026 ~	EUR	8,567	8,633
Promotora de Informaciones SA (5.305% Cash and 5.000% PIK) 10.305% (EUR003M + 2.970%) due 06/30/2027 ~(b)		343	339
PUG LLC
8.340% (LIBOR01M + 3.500%) due 02/12/2027 ~		$4,620	3,373
9.090% (LIBOR01M + 4.250%) due 02/12/2027 «~		1,391	1,005
Radiate Holdco LLC 8.090% (LIBOR01M + 3.250%) due 09/25/2026 ~		1,496	1,230
Redstone Holdco 2 LP 9.568% (LIBOR03M + 4.750%) due 04/27/2028 ~		5,358	4,236
Rising Tide Holdings, Inc.
9.703% (LIBOR03M + 4.750%) due 06/01/2028 ~		591	360
13.203% (LIBOR03M + 8.250%) due 06/01/2029 ~		92	25
SCUR-Alpha 1503 GmbH
TBD% due 03/30/2030		1,700	1,496
TBD% due 03/30/2030	EUR	1,100	1,050
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 06/30/2023 ~(b)		7,510	5,376
Syniverse Holdings, Inc. 11.898% due 05/13/2027		$9,096	8,098
Team Health Holdings, Inc. 7.590% (LIBOR01M + 2.750%) due 02/06/2024 ~		7,050	6,063
Telemar Norte Leste SA
1.750% (LIBOR03M + 1.750%) due 02/26/2035 ~		6,166	483
1.750% due 02/26/2035		110	9

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	March 31, 2023 (Unaudited)

U.S. Renal Care, Inc.
9.875% (LIBOR01M + 5.000%) due 06/26/2026 ~		8,663	5,923
10.375% (LIBOR01M + 5.500%) due 06/26/2026 ~		2,737	1,871
Veritas U.S., Inc. 9.840% (LIBOR01M + 5.000%) due 09/01/2025 ~		7,059	5,398
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)		2,580	1,944
Windstream Services LLC
TBD% - 11.157% due 09/21/2027 «		1,346	1,224
8.807% due 02/23/2027 «		3,130	2,911

Total Loan Participations and Assignments (Cost $156,257)			138,367

CORPORATE BONDS & NOTES 45.2%
BANKING & FINANCE 11.1%
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029		560	394
Armor Holdco, Inc. 8.500% due 11/15/2029		2,000	1,630
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (l)	EUR	700	653
2.625% due 04/28/2025 (l)		3,774	3,741
3.625% due 09/24/2024 (l)		1,483	1,532
7.677% due 01/18/2028 •		1,211	1,106
8.000% due 01/22/2030 •		918	891
8.500% due 09/10/2030 •		1,138	1,108
10.500% due 07/23/2029 (l)		2,342	2,467
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	400	100
Barclays PLC 7.437% due 11/02/2033 •(k)		$970	1,073
BNP Paribas SA 3.132% due 01/20/2033 •		855	715
BOI Finance BV 7.500% due 02/16/2027	EUR	1,500	1,266
Claveau Re Ltd. 21.934% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		$600	452
Cosaint Re Pte. Ltd. 14.200% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		395	302
Credit Suisse AG AT1 Claim ^		3,840	221
Credit Suisse Group AG
3.288% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	100	101
6.373% due 07/15/2026 •		$300	291
6.442% due 08/11/2028 •		300	298
6.537% due 08/12/2033 •(k)		250	257
7.750% due 03/01/2029 •	EUR	300	356
9.016% due 11/15/2033 •		$250	297
GSPA Monetization Trust 6.422% due 10/09/2029		1,203	1,172
Hestia Re Ltd. 14.184% (T-BILL 1MO + 9.500%) due 04/22/2025 ~		469	387
Sanders Re Ltd. 16.434% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		714	652
Societe Generale SA 6.691% due 01/10/2034 •		400	410
SVB Financial Group
1.800% due 02/02/2031 ^(c)		607	347
2.100% due 05/15/2028 ^(c)		100	60
3.125% due 06/05/2030 ^(c)		100	58
4.000% due 05/15/2026 ^(c)(h)		100	7
4.345% due 04/29/2028 ^(c)		300	183
4.570% due 04/29/2033 ^(c)		800	465
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	167	205
Uniti Group LP
6.000% due 01/15/2030		$4,868	2,854
6.500% due 02/15/2029		1,400	856
VICI Properties LP
3.875% due 02/15/2029 (k)		1,800	1,602
4.500% due 01/15/2028 (k)		1,280	1,187
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		3,865	3,053
Yosemite Re Ltd. 14.434% (T-BILL 3MO + 9.750%) due 06/06/2025 ~		390	375

			33,124

INDUSTRIALS 28.3%
Altice Financing SA 5.750% due 08/15/2029 (k)		1,105	879
Carvana Co. 10.250% due 05/01/2030		1,300	741
CGG SA
7.750% due 04/01/2027	EUR	2,900	2,681

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	March 31, 2023 (Unaudited)

8.750% due 04/01/2027 (k)		$1,944	1,623
Community Health Systems, Inc.
5.250% due 05/15/2030 (k)		2,100	1,649
8.000% due 03/15/2026 (k)		2,978	2,881
CVS Pass-Through Trust 7.507% due 01/10/2032		323	349
DISH DBS Corp.
5.250% due 12/01/2026 (k)		3,520	2,815
5.750% due 12/01/2028 (k)		3,560	2,663
DTEK Energy BV (3.500% Cash and 3.500% PIK) 7.000% due 12/31/2027 (b)		2,042	604
Dufry One BV 3.625% due 04/15/2026	CHF	1,617	1,672
Exela Intermediate LLC 11.500% due 07/15/2026		$42	6
Ford Motor Co. 7.700% due 05/15/2097 (k)		5,635	5,565
HCA, Inc. 7.500% due 11/15/2095 (k)		1,050	1,153
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (k)		8,343	7,669
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	1,500	1,528
Market Bidco Finco PLC 4.750% due 11/04/2027		400	338
New Albertsons LP 6.570% due 02/23/2028		$2,800	2,808
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (k)		5,300	4,803
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		725	797
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/01/2023 (f)(h)		450	0
Olympus Water U.S. Holding Corp. 5.375% due 10/01/2029	EUR	1,400	1,123
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (k)		$4,600	4,074
Sands China Ltd. 5.900% due 08/08/2028 (k)		1,279	1,215
Topaz Solar Farms LLC
4.875% due 09/30/2039 (k)		904	746
5.750% due 09/30/2039 (k)		5,339	5,075
U.S. Renal Care, Inc. 10.625% due 07/15/2027		2,408	636
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (b)		2,952	2,999
Vale SA 3.202% due 12/29/2049 ~(h)	BRL	60,000	4,195
Veritas U.S., Inc. 7.500% due 09/01/2025 (k)		$2,040	1,538
Viking Cruises Ltd. 13.000% due 05/15/2025 (k)		3,104	3,281
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)		13,761	12,248
Windstream Escrow LLC 7.750% due 08/15/2028		4,700	3,854

			84,208

UTILITIES 5.8%
NGD Holdings BV 6.750% due 12/31/2026		188	122
Northwestern Bell Telephone 7.750% due 05/01/2030 (k)		7,000	5,396
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		155	86
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		3,322	764
Oi SA 10.000% due 07/27/2025 ^(c)		13,514	1,060
Pacific Gas & Electric Co.
3.750% due 08/15/2042		10	7
4.000% due 12/01/2046 (k)		1,004	711
4.200% due 03/01/2029 (k)		900	824
4.300% due 03/15/2045		11	8
4.450% due 04/15/2042 (k)		322	253
4.500% due 12/15/2041		10	8
4.750% due 02/15/2044 (k)		1,826	1,469
4.950% due 07/01/2050 (k)		2,172	1,793
Peru LNG SRL 5.375% due 03/22/2030		4,800	3,840

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	March 31, 2023 (Unaudited)

Rio Oil Finance Trust 9.250% due 07/06/2024 (k)	1,033	1,046

		17,387

Total Corporate Bonds & Notes (Cost $163,738)		134,719

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
DISH Network Corp. 3.375% due 08/15/2026	1,600	832

Total Convertible Bonds & Notes (Cost $1,600)		832

MUNICIPAL BONDS & NOTES 2.7%
ILLINOIS 0.7%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010 7.517% due 01/01/2040	1,800	2,077

PUERTO RICO 1.3%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	316	138
0.000% due 11/01/2051	9,525	3,825

		3,963

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)	21,900	1,944

Total Municipal Bonds & Notes (Cost $8,474)		7,984

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
1.014% due 12/25/2040 •	132	121
1.205% due 02/25/2049 •(a)	250	26
3.500% due 12/25/2032 - 12/25/2049 (a)	1,537	173
4.000% due 11/25/2042 (a)	753	99
10.595% due 07/25/2029 •	570	625
Freddie Mac
0.676% due 11/15/2040 •	113	94
0.700% due 11/25/2055 ~(a)	16,180	1,068
3.000% due 11/15/2033 (a)	1,095	69
6.156% due 11/25/2055 «~	3,839	2,225
12.395% due 12/25/2027 •	1,373	1,395

Total U.S. Government Agencies (Cost $6,428)		5,895

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.8%
Banc of America Funding Trust 6.000% due 08/25/2036 ^	423	382
BCAP LLC Trust
3.418% due 03/27/2036 ~	653	464
4.604% due 03/26/2037 þ	310	440
Bear Stearns ALT-A Trust
3.672% due 09/25/2047 ^~	1,787	912
3.731% due 11/25/2036 ^~	141	74
3.907% due 09/25/2035 ^~	115	65
5.165% due 06/25/2046 ^•	821	676
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	43	43
CD Mortgage Trust 5.688% due 10/15/2048	160	144
Chase Mortgage Finance Trust
3.941% due 12/25/2035 ^~	2	2
6.000% due 02/25/2037 ^	297	122
6.000% due 07/25/2037 ^	200	99
6.250% due 10/25/2036 ^	538	240
Citicorp Mortgage Securities Trust 5.500% due 04/25/2037	4	4
Commercial Mortgage Loan Trust 6.210% due 12/10/2049 ~	143	36
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	720	444
6.000% due 08/25/2037 ^~	353	211
Countrywide Alternative Loan Trust
4.248% due 04/25/2036 ^~	141	119
5.195% due 05/25/2037 ^•	116	41
5.500% due 03/25/2035	98	45
5.500% due 12/25/2035 ^	847	488
5.750% due 01/25/2035	61	59
6.000% due 02/25/2035	115	89

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	March 31, 2023 (Unaudited)

6.000% due 08/25/2036 ^•		126	78
6.000% due 04/25/2037 ^		354	177
6.250% due 11/25/2036 ^		208	162
6.250% due 12/25/2036 ^•		620	299
6.500% due 08/25/2036 ^		185	66
Countrywide Home Loan Mortgage Pass-Through Trust
3.798% due 02/20/2035 ~		2	2
5.500% due 10/25/2035 ^		159	98
6.250% due 09/25/2036 ^		159	66
Credit Suisse Mortgage Capital Trust 9.034% due 07/15/2032 ~		2,800	2,551
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 6.795% due 06/25/2034 •		2,030	1,921
Eurosail PLC 8.271% due 06/13/2045 •	GBP	239	237
Freddie Mac 12.360% due 11/25/2041 ~		$1,900	1,769
GS Mortgage Securities Corp. 8.228% due 08/15/2039 ~		550	548
GSR Mortgage Loan Trust 6.000% due 02/25/2036 ^		1,037	486
HarborView Mortgage Loan Trust
3.305% due 07/19/2035 ^~		13	9
5.481% due 01/19/2035 •		20	17
IndyMac IMSC Mortgage Loan Trust 6.500% due 07/25/2037 ^		1,629	543
Jackson Park Trust 3.242% due 10/14/2039 ~		833	632
JP Morgan Alternative Loan Trust
3.852% due 03/25/2036 ^~		370	301
3.854% due 03/25/2037 ^~		354	312
JP Morgan Chase Commercial Mortgage Securities Trust
6.201% due 07/05/2033 •		1,182	1,042
8.934% due 02/15/2035 •		2,009	1,881
JP Morgan Mortgage Trust
3.881% due 01/25/2037 ^~		82	65
3.915% due 02/25/2036 ^~		88	64
Lehman XS Trust 5.285% due 06/25/2047 •		438	383
Merrill Lynch Mortgage Investors Trust 3.743% due 03/25/2036 ^~		544	302
Morgan Stanley Capital Trust 9.159% due 11/15/2034 •		1,200	1,139
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ^~		2,116	653
Natixis Commercial Mortgage Securities Trust 7.084% due 11/15/2034 •		1,065	995
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		375	153
6.000% due 07/25/2037 ^		620	238
6.250% due 09/25/2037 ^		1,161	486
Residential Funding Mortgage Securities, Inc. Trust
5.143% due 08/25/2036 ^~		12	11
6.000% due 09/25/2036 ^		48	38
6.000% due 06/25/2037 ^		599	458
Structured Adjustable Rate Mortgage Loan Trust
4.039% due 11/25/2036 ^~		379	312
4.115% due 01/25/2036 ^~		417	254
SunTrust Adjustable Rate Mortgage Loan Trust
4.034% due 02/25/2037 ^~		33	29
4.141% due 04/25/2037 ^~		230	140
Tharaldson Hotel Portfolio Trust 8.190% due 11/11/2034 •		1,620	1,527
WaMu Mortgage Pass-Through Certificates Trust
3.387% due 12/25/2046 ~		159	147
3.672% due 10/25/2036 ^~		193	164
3.713% due 02/25/2037 ^~		129	114
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 06/25/2037 ^		16	14

Total Non-Agency Mortgage-Backed Securities (Cost $29,717)			26,082

ASSET-BACKED SECURITIES 7.1%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,750	553
Apidos CLO 0.000% due 01/20/2031 ~		$2,200	693
Argent Securities Trust 5.225% due 03/25/2036 •		5,957	3,134
Asset-Backed Funding Certificates Trust 4.995% due 10/25/2036 •		1,213	1,186
Avoca CLO DAC 0.000% due 07/15/2032 ~	EUR	1,070	661
Bear Stearns Asset-Backed Securities Trust 6.500% due 10/25/2036 ^		$208	113

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	March 31, 2023 (Unaudited)

Belle Haven ABS CDO Ltd. 5.032% due 07/05/2046 •		85,896	809
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		1,200	265
0.000% due 10/22/2031 ~		1,000	207
Citigroup Mortgage Loan Trust 4.995% due 12/25/2036 •		2,714	1,138
Dryden CLO Ltd. 0.000% due 07/17/2031 ~		5,689	2,600
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	250	88
Jay Park CLO Ltd. 0.000% due 10/20/2027 ~		$2,700	407
Lehman XS Trust 6.790% due 06/24/2046 þ		97	113
Marlette Funding Trust
0.000% due 07/16/2029 «(f)		6	486
0.000% due 03/15/2030 «(f)		3	95
Merrill Lynch Mortgage Investors Trust 5.165% due 04/25/2037 •		187	94
Morgan Stanley Mortgage Loan Trust
5.085% due 04/25/2037 •		2,512	725
6.250% due 02/25/2037 ^~		201	96
Residential Asset Mortgage Products Trust 5.405% due 09/25/2036 ~		107	101
Securitized Asset-Backed Receivables LLC Trust 5.125% due 05/25/2036 •		3,993	2,151
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(f)		1	743
SLM Student Loan Trust 0.000% due 01/25/2042 «(f)		2	591
Sofi Professional Loan Program LLC 0.000% due 05/25/2040 (f)		2,100	210
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(f)		846	116
South Coast Funding Ltd. 5.459% due 08/10/2038 •		5,398	416
Symphony CLO Ltd. 9.392% due 07/14/2026 •		1,000	990
Taberna Preferred Funding Ltd.
5.186% due 08/05/2036 •		137	119
5.186% due 08/05/2036 ^•		2,563	2,230

Total Asset-Backed Securities (Cost $41,742)			21,130

SOVEREIGN ISSUES 2.6%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,735	436
1.000% due 07/09/2029		366	102
1.500% due 07/09/2035 þ		1,948	472
1.500% due 07/09/2046 þ		115	31
3.500% due 07/09/2041 þ		2,872	807
3.875% due 01/09/2038 þ		6,188	1,930
15.500% due 10/17/2026	ARS	26,000	15
Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	76,800	1,403
13.000% due 01/30/2026		82,100	1,500
Dominican Republic International Bond 13.625% due 02/03/2033		15,700	326
Ghana Government International Bond
6.375% due 02/11/2027 ^(c)		$300	109
7.875% due 02/11/2035 ^(c)		400	141
8.750% due 03/11/2061 ^(c)		200	68
Provincia de Buenos Aires 73.663% due 04/12/2025	ARS	217,314	466
Venezuela Government International Bond
8.250% due 10/13/2024 ^(c)		$12	1
9.250% due 09/15/2027 ^(c)		151	16

Total Sovereign Issues (Cost $15,063)			7,823

		SHARES
COMMON STOCKS 4.0%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)		261,329	314

CONSUMER DISCRETIONARY 0.2%
iHeartMedia, Inc. 'A' (d)		62,317	243
iHeartMedia, Inc. 'B' «(d)		48,387	170

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	March 31, 2023 (Unaudited)

Promotora de Informaciones SA (d)	130,203	51

		464

ENERGY 0.0%
Axis Energy Services 'A' «(d)(i)	1,253	42

FINANCIALS 1.3%
Banca Monte dei Paschi di Siena SpA (d)	523,500	1,138
Intelsat Emergence SA «(d)(i)	113,460	2,780

		3,918

INDUSTRIALS 2.4%
Neiman Marcus Group Ltd. LLC «(d)(i)	39,846	6,157
Syniverse Holdings, Inc. «(i)	1,089,841	1,027
Voyager Aviation Holdings LLC «(d)	538	0
Westmoreland Mining Holdings «(d)(i)	25,438	76

		7,260

Total Common Stocks (Cost $15,963)		11,998

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)	11,974	75

Total Rights (Cost $0)		75

WARRANTS 1.3%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	277	0
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	11,872	83

		83

INFORMATION TECHNOLOGY 1.3%
Windstream Holdings LLC - Exp. 9/21/2055 «	272,031	3,686

Total Warrants (Cost $4,520)		3,769

PREFERRED SECURITIES 2.3%
FINANCIALS 2.0%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)	35,000	31
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)	5,760,000	6,032
SVB Financial Group
4.250% due 11/15/2026 ^(c)(h)	100,000	6
4.700% due 11/15/2031 ^(c)(h)	140,000	9

		6,078

INDUSTRIALS 0.3%
Voyager Aviation Holdings LLC «	3,228	748

Total Preferred Securities (Cost $9,233)		6,826

REAL ESTATE INVESTMENT TRUSTS 0.7%
REAL ESTATE 0.7%
CBL & Associates Properties, Inc.	9,309	239
Uniti Group, Inc.	98,821	351
VICI Properties, Inc.	45,844	1,495

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	March 31, 2023 (Unaudited)

Total Real Estate Investment Trusts (Cost $1,063)			2,085

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.3%
REPURCHASE AGREEMENTS (j) 5.6%			16,700

SHORT-TERM NOTES 3.0%
Federal Home Loan Bank
4.850% due 05/09/2023 •(m)		$3,000	3,000
4.850% due 05/10/2023 •		5,900	5,900

			8,900

ARGENTINA TREASURY BILLS 0.1%
28.583% due 05/19/2023 - 09/18/2023 (e)(f)(g)	ARS	150,480	365

U.S. TREASURY BILLS 0.6%
4.347% due 04/06/2023 - 05/09/2023 (e)(f)(o)		$1,691	1,686

Total Short-Term Instruments (Cost $27,748)			27,651

Total Investments in Securities (Cost $481,546)			395,236

Total Investments 132.8% (Cost $481,546)			$395,236
Auction-Rate Preferred Shares (15.2)%			(45,200)
Financial Derivative Instruments (l)(n) (0.2)%(Cost or Premiums, net $(1,109))			(687)
Other Assets and Liabilities, net (17.4)%			(51,722)

Net Assets Applicable to Common Shareholders 100.0%			$297,627

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Axis Energy Services 'A'	07/01/2021	$19	$42	0.01%
Intelsat Emergence SA	06/19/2017 - 02/23/2022	7,942	2,780	0.93
Neiman Marcus Group Ltd. LLC	09/25/2020	1,307	6,157	2.07
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2022	1,069	1,027	0.35
Westmoreland Mining Holdings	12/08/2014 - 10/19/2016	733	76	0.03

$11,070	$10,082	3.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	4.900%	03/31/2023	04/03/2023	$16,700	U.S. Treasury Notes 0.250% due 09/30/2025	$(17,058)	$16,700	$16,707

Total Repurchase Agreements	$(17,058)	$16,700	$16,707

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	5.050%	02/14/2023	05/19/2023	$(2,159)	$(2,173)
5.230	03/08/2023	05/30/2023	(975)	(978)
5.240	03/13/2023	06/09/2023	(882)	(885)
5.280	03/08/2023	07/31/2023	(1,326)	(1,331)
5.280	03/13/2023	07/31/2023	(1,062)	(1,065)
5.650	02/10/2023	10/17/2023	(716)	(722)
BYR	5.530	03/24/2023	09/20/2023	(1,350)	(1,352)
5.540	03/23/2023	09/20/2023	(390)	(391)
CDC	4.760	10/07/2022	04/05/2023	(2,548)	(2,608)
4.760	02/14/2023	04/05/2023	(1,302)	(1,311)
4.850	02/01/2023	04/06/2023	(815)	(822)
5.090	03/03/2023	05/02/2023	(671)	(674)

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	March 31, 2023 (Unaudited)

5.240	03/03/2023	05/02/2023	(468)	(470)
5.370	02/13/2023	08/11/2023	(806)	(812)
5.370	03/03/2023	08/11/2023	(1,586)	(1,593)
5.370	03/29/2023	08/11/2023	(1,389)	(1,390)
5.560	01/31/2023	07/28/2023	(1,470)	(1,485)
5.570	03/03/2023	08/09/2023	(6,185)	(6,215)
IND	5.070	02/01/2023	04/03/2023	(716)	(722)
5.370	04/03/2023	08/03/2023	(716)	(716)
5.460	03/07/2023	07/07/2023	(6,045)	(6,070)
5.460	03/30/2023	07/07/2023	(338)	(338)
5.480	03/07/2023	07/07/2023	(1,011)	(1,015)
JML	2.500	09/14/2022	TBD(3)	EUR	(339)	(371)
3.050	09/14/2022	TBD(3)	(518)	(567)
3.070	09/14/2022	TBD(3)	(1,229)	(1,346)
5.050	03/08/2023	07/06/2023	$(1,719)	(1,725)
MBC	3.200	11/02/2022	TBD(3)	EUR	(3,062)	(3,349)
NXN	4.760	03/30/2023	04/05/2023	$(332)	(333)
5.320	03/30/2023	04/04/2023	(4,293)	(4,295)
5.630	04/04/2023	10/02/2023	(4,343)	(4,343)
RDR	5.000	02/10/2023	04/03/2023	(1,858)	(1,871)
5.320	04/03/2023	06/02/2023	(483)	(483)
5.520	04/03/2023	06/02/2023	(2,012)	(2,012)
SOG	4.760	02/15/2023	04/12/2023	(1,016)	(1,022)
4.900	10/12/2022	04/12/2023	(5,171)	(5,292)
4.900	01/24/2023	04/12/2023	(508)	(513)
4.900	02/27/2023	04/12/2023	(902)	(906)
5.310	03/02/2023	05/15/2023	(970)	(975)
5.310	03/07/2023	05/15/2023	(1,306)	(1,311)

Total Reverse Repurchase Agreements	$(65,852)

(k)	Securities with an aggregate market value of $65,310 and cash of $919 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(81,305) at a weighted average interest rate of 3.315%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2027	2.773%	$1,200	$(93)	$193	$100	$11	$0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	6.588	EUR	200	14	(23)	(9)	2	0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	7.084	1,986	76	(206)	(130)	21	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.695	1,300	(139)	115	(24)	0	0

$(142)	$79	$(63)	$34	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	7,300	$709	$1,352	$2,061	$27	$0
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	3,700	412	146	558	15	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	300	(1)	177	176	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$12,700	(1)	158	157	0	(10)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	6,400	1	78	79	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	0	19	19	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	61,800	(6,367)	1,272	(5,095)	217	0

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	March 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		12,500	(1,710)	377	(1,333)	60	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		43,420	2,555	(3,671)	(1,116)	51	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		15,300	723	(1,421)	(698)	33	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		4,900	0	456	456	0	(13)
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		21,600	(75)	(1,776)	(1,851)	56	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		2,730	0	249	249	0	(7)
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		10,900	(38)	(861)	(899)	27	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		4,500	0	395	395	0	(11)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		18,000	(68)	(1,347)	(1,415)	45	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		28,100	200	(1,475)	(1,275)	73	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		15,100	0	1,674	1,674	0	(43)
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		16,100	0	1,811	1,811	0	(46)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		49,900	2,148	(3,380)	(1,232)	169	0
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	04/12/2031		1,400	0	236	236	0	(6)
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	04/12/2031		7,000	(19)	(1,048)	(1,067)	31	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		36,300	3,000	4,075	7,075	0	(139)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		20,100	(318)	2,869	2,551	0	(87)
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		83,100	(2,711)	3,960	1,249	567	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		3,200	(23)	787	764	0	(32)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		8,400	(19)	2,402	2,383	0	(80)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		8,800	(34)	2,320	2,286	0	(85)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		1,700	(5)	328	323	0	(17)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		91,100	52	36,130	36,182	0	(474)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	3,900	97	(105)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	3,400	62	657	719	4	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		3,600	326	539	865	0	(1)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		9,900	139	297	436	2	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	100	0	0	0	0	0

							$(965)	$47,680	$46,715	$1,379	$(1,060)

Total Swap Agreements							$(1,107)	$47,759	$46,652	$1,413	$(1,060)

(m)	Securities with an aggregate market value of $935 and cash of $11,642 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (h) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		05/2023		CHF	52		$57		$0		$0
		05/2023		PEN	1,829		477		0		(8)
BPS		04/2023		EUR	3,064		3,271		0		(52)
		04/2023			$170		EUR	158	2		0
		05/2023			242		222		0		(1)
CBK		04/2023		BRL	3,440		$663		0		(15)
		04/2023		GBP	2,458		2,967		0		(65)
		04/2023			$677		BRL	3,440	2		0
		05/2023		CAD	1,839		$1,378		16		0
		05/2023		PEN	812		205		0		(11)
		06/2023			$147		MXN	2,759	3		0
		08/2023		PEN	1,070		$274		0		(8)
DUB		04/2023		BRL	3,467		682		0		(2)
		04/2023			$650		BRL	3,467	34		0
		04/2023			45,151		EUR	41,721	96		0
		05/2023		EUR	41,721		$45,223		0		(94)
		07/2023		BRL	3,524		650		0		(33)
GLM		05/2023			$881		PEN	3,543	59		0
		07/2023		DOP	85,139		$1,470		0		(46)
		08/2023			33,239		578		0		(12)
MBC		04/2023		EUR	767		817		0		(15)

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	March 31, 2023 (Unaudited)

04/2023	GBP	265	320	0	(7)
04/2023	$2,459	EUR	2,289	24	(1)
MYI	04/2023	GBP	658	$789	0	(23)
RBC	04/2023	$1,350	GBP	1,102	9	0
05/2023	MXN	692	$37	0	(2)
06/2023	$0	MXN	4	0	0
07/2023	MXN	11	$1	0	0
SCX	05/2023	CHF	1,376	1,514	3	0
UAG	04/2023	EUR	39,702	42,152	0	(904)
05/2023	GBP	2,279	2,821	8	0

Total Forward Foreign Currency Contracts	$256	$(1,299)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Eskom «	4.650%	Quarterly	06/30/2029	4.650%	$1,500	$0	$1	$1	$0
JPM	Banca Monte Dei Paschi Di	5.000	Quarterly	06/20/2025	4.074	EUR	100	(2)	4	2	0

Total Swap Agreements	$(2)	$5	$3	$0

(o)

Securities with an aggregate market value of $1,163 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (h) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	March 31, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$1,496	$124,228	$12,643	$138,367
Corporate Bonds & Notes
Banking & Finance	0	33,124	0	33,124
Industrials	0	84,208	0	84,208
Utilities	0	17,387	0	17,387
Convertible Bonds & Notes
Industrials	0	832	0	832
Municipal Bonds & Notes
Illinois	0	2,077	0	2,077
Puerto Rico	0	3,963	0	3,963
West Virginia	0	1,944	0	1,944
U.S. Government Agencies	0	3,670	2,225	5,895
Non-Agency Mortgage-Backed Securities	0	26,082	0	26,082
Asset-Backed Securities	0	19,099	2,031	21,130
Sovereign Issues	0	7,823	0	7,823
Common Stocks
Communication Services	314	0	0	314
Consumer Discretionary	294	0	170	464
Energy	0	0	42	42
Financials	1,138	0	2,780	3,918
Industrials	0	0	7,260	7,260
Rights
Financials	0	0	75	75
Warrants
Financials	0	0	83	83
Information Technology	0	0	3,686	3,686
Preferred Securities
Financials	0	6,078	0	6,078
Industrials	0	0	748	748
Real Estate Investment Trusts
Real Estate	2,085	0	0	2,085
Short-Term Instruments
Repurchase Agreements	0	16,700	0	16,700
Short-Term Notes	0	8,900	0	8,900
Argentina Treasury Bills	0	365	0	365
U.S. Treasury Bills	0	1,686	0	1,686

Total Investments	$5,327	$358,166	$31,743	$395,236

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,413	0	1,413
Over the counter	0	258	1	259

$0	$1,671	$1	$1,672
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,060)	0	(1,060)
Over the counter	0	(1,299)	0	(1,299)

$0	$(2,359)	$0	$(2,359)

Total Financial Derivative Instruments	$0	$(688)	$1	$(687)

Totals	$5,327	$357,478	$31,744	$394,549

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2023:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2023 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$24,535	$8,758	$(3,158)	$(7)	$51	$(2,438)	$1,224	$(16,322)	$12,643	$301
Corporate Bonds & Notes
Industrials	17,691	294	0	50	0	(1,407)	0	(16,628)	0	0
U.S. Government Agencies	2,374	0	(39)	8	13	(131)	0	0	2,225	(133)
Asset-Backed Securities	2,912	0	(237)	11	(653)	(2)	0	0	2,031	(652)
Common Stocks
Consumer Discretionary	343	0	0	0	0	(173)	0	0	170	(174)
Energy	19	0	0	0	0	23	0	0	42	23
Financials	3,177	0	0	0	0	(397)	0	0	2,780	(397)
Industrials	7,887	70	0	0	0	(697)	0	0	7,260	(697)
Materials	13	0	(14)	0	14	(13)	0	0	0	0
Rights
Financials	57	0	0	0	0	18	0	0	75	18

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	March 31, 2023 (Unaudited)

Warrants
Financials	60	0	0	0	0	23	0	0	83	24
Industrials	236	0	(48)	0	48	(236)	0	0	0	0
Information Technology	5,801	0	0	0	0	(2,115)	0	0	3,686	(2,115)
Preferred Securities
Industrials	15,336	0	(17,077)	0	9,778	(7,289)	0	0	748	(228)

	$80,441	$9,122	$(20,573)	$62	$9,251	$(14,834)	$1,224	$(32,950)	$31,743	$(4,030)
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$0	$0	$0	$1	$0	$0	$1	$0

Totals	$80,441	$9,122	$(20,573)	$62	$9,251	$(14,833)	$1,224	$(32,950)	$31,744	$(4,030)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$3,821	Discounted Cash Flow			Discount Rate			6.680	—
		3,682	Indicative Market Quotation			Price			97.000	—
		5,140	Third Party Vendor			Broker Quote			72.250 - 93.000	88.467
U.S. Government Agencies		2,225	Discounted Cash Flow			Discount Rate			13.000	—
Asset-Backed Securities		2,031	Discounted Cash Flow			Discount Rate			10.000 - 20.000	16.684
Common Stocks
Consumer Discretionary		170	Adjusted Market Price			Adjustment Factor			10.000	—
Energy		42	Comparable Multiple			EBITDA Multiple		X	4.400	—
Financials		2,780	Indicative Market Quotation			Price			$22.250	—
Industrials		1,027	Discounted Cash Flow			Discount Rate			13.960	—
		6,157	Discounted Cash Flow/Comparable Multiple			Discount Rate/Revenue Multiple/EBITDA Multiple		%/ X/X	10.000/0.550/6.000	—
		76	Indicative Market Quotation			Broker Quote			$3.000	—
Rights
Financials		75	Other Valuation Techniques(3)			-			-	—
Warrants
Financials		83	Other Valuation Techniques(3)			-			-	—
Information Technology		3,686	Comparable Multiple			EBITDA Multiple		X	4.500	—
Preferred Securities
Industrials		748	Discounted Cash Flow/Comparable Multiple			Discount Rate/TBV Multiple		%/ x	27.030/0.340	—
Financial Derivative Instruments – Assets
Over the counter		1	Other Valuation Techniques(3)			-			-	—

Total		$31,744

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets LLC
BYR	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
CDC	Natixis Securities Americas LLC	MYI	Morgan Stanley & Co. International PLC	SOG	Societe Generale Paris
DUB	Deutsche Bank AG	NXN	Natixis New York	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
ARS	Argentine Peso	CHF	Swiss Franc	MXN	Mexican Peso
AUD	Australian Dollar	DOP	Dominican Peso	PEN	Peruvian New Sol
BRL	Brazilian Real	EUR	Euro	USD (or $)	United States Dollar
CAD	Canadian Dollar	GBP	British Pound

Index/Spread Abbreviations:
EUR001M	1 Month EUR Swap Rate	LIBOR01M	1 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
EUR003M	3 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind
BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"